Introduction and overview of Group's risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	$ 6,064,149	$ 4,720,177
Maximum debt amount	3,700,000	3,500,000	$ 2,600,000
Borrowing capacity utilized	3,100,000	2,700,000	$ 2,300,000
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	442,959	342,841
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	90,135	78,505
Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	45,331	53,446
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,108,532	700,877
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	4,377,192	3,544,508
Within 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,318,493	892,128
Within 1 year | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	442,959	342,841
Within 1 year | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	88,676	78,193
Within 1 year | Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	45,331	53,446
Within 1 year | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	92,417	54,303
Within 1 year | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	649,110	363,345
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,233,052	763,619
Later than two years and not later than three years [member] | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,459	312
Later than two years and not later than three years [member] | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	179,930	106,015
Later than two years and not later than three years [member] | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,051,663	657,292
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	2,090,837	1,107,785
Later than four years and not later than five years [member] | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	168,231	99,573
Later than four years and not later than five years [member] | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,922,606	1,008,212
Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,421,767	1,956,645
Over 5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	667,954	440,986
Over 5 years | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	$ 753,813	$ 1,515,659